EARNINGS (LOSS) PER SHARE - Schedule of Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings Per Share, Basic [Abstract]
Net income (loss) attributable to Dole plc	$ 39,837	$ (28,516)	$ 79,715	$ 22,032
Weighted average shares - basic (in shares)	94,891	82,166	94,882	64,516
Net income (loss) per share attributable to Dole plc - basic (in USD per share)	$ 0.42	$ (0.35)	$ 0.84	$ 0.34
Earnings Per Share, Diluted [Abstract]
Net income (loss) attributable to Dole plc	$ 39,837	$ (28,516)	$ 79,715	$ 22,032
Effect of share options with a dilutive effect (in shares)	17	0	33	207
Weighted average shares - diluted (in shares)	94,908	82,166	94,915	64,723
Net income (loss) per share attributable to Dole plc - diluted (in USD per share)	$ 0.42	$ (0.35)	$ 0.84	$ 0.34